Invested and working capital, Exploration and Evaluation Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Invested and working capital [Abstract]
Exploration and evaluation expenditure	$ 187,664	$ 152,226
Reconciliation of movement [Abstract]
Opening balance	152,226	118,487
Additions - Rhyolite Ridge	35,398	33,579
Exploration expenditure - non core	71	205
Exploration expenditure - written off	(31)	(45)
Carrying amount at the end of the financial year	$ 187,664	$ 152,226